Earnings Per Share - Reconciliation of Shares in the Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic [Abstract]
Net income (loss)	$ 462	$ 3,224	$ (3,816)	$ 3,912	$ (7,158)	$ (2,512)	$ (13,692)
Net income (loss) available to common stockholders	462	3,224	(3,816)	3,912
Net income (loss) available to common stockholders	$ 462	$ 3,224	$ (3,816)	$ 3,912
Earnings Per Share, Diluted [Abstract]
Weighted-average common shares outstanding used in computing basic net earnings (loss) per share (in shares)	158,124	158,124	158,124	158,124
Basic earnings (loss) per share (in dollars per share)	$ 0.00	$ 0.02	$ (0.02)	$ 0.02
Weighted-average shares used in computing diluted net earnings (loss) per share (in shares)	158,124	158,124	158,124	158,124
Diluted earnings (loss) per share (in dollars per share)	$ 0.00	$ 0.02	$ (0.02)	$ 0.02